TAXATION - Components of income tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income (loss) before income tax expense
Income from China operations	¥ 2,936,269		¥ 2,484,608	¥ 6,302,358
Loss from non-China operations	(2,643,979)		(1,343,882)	(1,915,239)
Income before income tax expense	292,290	$ 42,379	1,140,726	4,387,119
Income tax expense from China operations
Current income tax expense	1,275,779		1,759,725	1,891,723
Deferred tax (benefit)/expense	237,615		(169,673)	(359,429)
Income tax expense from China operations	1,513,394		1,590,052	1,532,294
Income tax expense from non-China operations	176,180		75,440	76,502
Total income tax expense	¥ 1,689,574	$ 244,965	¥ 1,665,492	¥ 1,608,796